Share-based payments - Outstanding RSUs/PSUs Activity (Details) - RSUs and PSUs	12 Months Ended
	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance, outstanding (in shares)	3,412,812	3,124,187
Granted (in shares)	1,236,690	1,125,502
Dividends credited (in shares)	284,530	213,427
Settled (in shares)	(1,296,656)	(957,402)
Forfeited (in shares)	(58,476)	(92,902)
Ending balance, outstanding (in shares)	3,578,900	3,412,812
Vested (in shares)	1,090,574	1,225,815
Weighted average fair value at measurement date, other equity instruments granted | $	$ 50	$ 61